SHARE-BASED COMPENSATION - Additional Information (Detail)					1 Months Ended			12 Months Ended
	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Oct. 18, 2016 ¥ / shares shares	Oct. 18, 2016 $ / shares shares	Jun. 30, 2022 ¥ / shares shares	Jul. 31, 2017 ¥ / shares shares	Jul. 31, 2017 $ / shares shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 CNY (¥)	Jun. 24, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted									122,360,108
Exercise of share-based compensation, shares									115,180,054
Share based compensation stock options outstanding number								41,280,054	41,280,054	34,200,000
Number of Options - Vested or expected to vest								41,280,054	41,280,054
Compensation expenses for shares granted | ¥									¥ 9,771,000	¥ 15,806,000	¥ 16,045,000
Stock options exercisable								37,690,027	37,690,027
Mr. Qu, Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted					72,000,000
Share options granted, exercise price per share | ¥ / shares
2019 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of maximum number of shares issued								10.00%	10.00%
Stock Option A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of share-based compensation, shares										0
Number of Options - Vested or expected to vest								10,250,000	10,250,000	10,250,000
Stock Option A | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total converted ordinary shares each year after the exercise date subject to restriction from transferring									25.00%
Stock Option A | Management, Employees and Non employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			26,860,000	26,860,000
Share options granted, exercise price per share | (per share)			¥ 2.00	$ 0.31
Share options granted, vesting percentage on the first and second anniversary after the IPO date									50.00%
Stock Option B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation stock options outstanding number								23,850,000	23,850,000	23,950,000
Share based compensation stock options outstanding weighted average intrinsic value | ¥									0
Compensation expenses for shares granted | ¥									¥ 0
Stock Option B | Management And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted						43,140,000	43,140,000
Share options granted, exercise price per share | (per share)						¥ 2.00	$ 0.31
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested									3,590,000
Compensation expenses for shares granted | ¥									¥ 9,771,000	¥ 1,236,000	16,045,000
Unrecognized compensation expenses | ¥									¥ 169,000
Share-based Payment Arrangement, Option | Mr. Qu, Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, grant date fair value | ¥ / shares					¥ 1.4537
Share-based Payment Arrangement, Option | Mr. Sun, Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted					50,360,000
Stock options, grant date fair value | ¥ / shares									¥ 1.4537
Share options granted, exercise price per share | ¥ / shares
Share options vested		3,590,000			43,180,000
Exercise of share-based compensation, shares					43,180,000
Share-based Payment Arrangement, Option | Forecast | Mr. Sun, Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	3,590,000
Share-based Payment Arrangement, Option | 2022 RSU | Mr. Sun, Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued		0
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥									¥ 0	¥ 14,570,000	¥ 0
Unrecognized compensation expenses | ¥									¥ 0
Restricted Share Units | Consulting Company | 2021 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued									25,000,000
Restricted share units, measurement date fair value | $ / shares								$ 0.09
Class B Ordinary Shares | Stock Option A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable								10,250,000	10,250,000
Class A Ordinary Shares | Stock Option B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable								23,850,000	23,850,000
Yijia Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved								86,000,000	86,000,000
Yijia Inc | Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares held and reserved												75,200,000